Other provisions (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Provisions

	Legal and other disputes £m	Major restructuring programmes £m	Employee related provisions £m	Other provisions £m	Total £m
At 1 January 2020	198	505	387	201	1,291
Exchange adjustments	(12)	4	4	(3)	(7)
Charge for the year	234	746	64	102	1,146
Reversed unused	(3)	(96)	(21)	(7)	(127)
Unwinding of discount	1	2	—	—	3
Utilised	(98)	(287)	(99)	(44)	(528)
Reclassifications and other movements	—	18	(9)	4	13
Transfer to Pension obligations	—	(32)	—	—	(32)

At 31 December 2020	320	860	326	253	1,759

To be settled within one year	279	634	63	76	1,052
To be settled after one year	41	226	263	177	707

At 31 December 2020	320	860	326	253	1,759